Deconsolidations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Jun. 01, 2022
Argyle [Member] | GreenTree Inns Hotel Management Group, Inc. [Member]
Deconsolidation [Line Items]
Equity ownership Percentage				60.00%
Urban [Member]
Deconsolidation [Line Items]
Goodwill impairment		¥ 49,037,576
Total consideration		88,200,000	¥ 37,800,000
Fair value of cash consideration		126,000,000
Impairment assessment		12,000,345
Recognized impairment losses		10,640,503
Deconsolidation [Member] | Argyle Hotel Management (Beijing) Co., Ltd [Member]
Deconsolidation [Line Items]
Impairment of plant and equipment	¥ 17,054,641
Impairment definite lived	700,762
Goodwill impairment	42,198,904	42,000,000
Retained interest in argyle	48,000,000
Disposal loss	¥ 13,944,925
Discontinued Operations, Disposed of by Sale [Member] | Urban [Member]
Deconsolidation [Line Items]
Total consideration		142,971,057
Fair value of cash consideration		16,971,057
Disposal loss		¥ 855,223
Discontinued Operations, Disposed of by Sale [Member] | Shandong Xinghui Urban Hotel Management Group Co., [Member]
Deconsolidation [Line Items]
Disposal number of ordinary shares (in Shares)		870,908